Business and Basis of Presentation (Additional Information) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Highly-liquid debt instruments maturity days	90 days
Amortization period of license and distribution rights	10 years
Interest bearing accounts	$ 23,400
Minimum [Member] | Equipment and Furnishings [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Equipment and Furnishings [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years